Operating Segments Information - Noncurrent Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Certain non-current assets	$ 11,651	$ 9,381
United States of America
Disclosure of geographical areas [line items]
Certain non-current assets	5,149	5,433
Germany
Disclosure of geographical areas [line items]
Certain non-current assets	2,462	1,989
Republic of Singapore
Disclosure of geographical areas [line items]
Certain non-current assets	3,508	1,547
Other
Disclosure of geographical areas [line items]
Certain non-current assets	$ 532	$ 412